Pension and other post-retirement benefits - PBO/ABO/Fair value (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
PBO	SFr 15,979	SFr 15,432	SFr 15,885
ABO	15,459	14,534
Switzerland | Defined benefit pension plans | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	0	0
ABO	0	0
Switzerland | Defined benefit pension plans | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	0	0
ABO	0	0
International | Defined benefit pension plans
Defined benefit plan, Disclosure
PBO	3,325	2,951	3,390
ABO	3,294	2,921
International | Defined benefit pension plans | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,455	1,336
ABO	1,431	1,312
Fair value of plan assets	1,174	989
International | Defined benefit pension plans | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,443	1,325
ABO	1,422	1,304
Fair value of plan assets	1,163	978
International | Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
PBO	164	160	SFr 173
ABO	SFr 164	SFr 160